Statements of Financial Condition (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	8,627,682.378	10,270,907.385
General Partner, Units (in units)	105,875.441	119,837.441